Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document And Entity Information
Entity Registrant Name	Pershing Gold Corp.
Entity Central Index Key	0001432196
Document Type	S-1/A
Document Period End Date	Dec. 31, 2013
Amendment Flag	true
Amendment Description	The files have been amended to account for the updated financial statements and footnotes included in the S-1 Registration Statement.
Pre-Effective Amendment Number	2
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company